UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-8122
                                                      --------

                             The Aquinas Funds, Inc.
                             -----------------------
               (Exact name of Registrant as specified in charter)

                             5310 Harvest Hill Road
                                    Suite 248
                               Dallas, Texas 75230
                               -------------------
               (Address of principal executive offices) (Zip code)

                        Aquinas Investment Advisers, Inc.
                             5310 Harvest Hill Road
                                    Suite 248
                               Dallas, Texas 75230
                               -------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (972)233-6655
                                                          -------------

                      Date of fiscal year end: December 31
                                               -----------
                   Date of reporting period: December 31, 2003
                                             -----------------

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ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

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                                     [LOGO]
                                  AQUINAS FUNDS

                               -------------------
                                  ANNUAL REPORT
                               -------------------

                             THE AQUINAS FUNDS, INC.
                                 1-800-423-6369

                               -------------------
                                December 31, 2003
                               -------------------

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DEAR SHAREHOLDER:                                                  DECEMBER 2003

2003 was a wonderful year! Wonderful returns, wonderful results in our social advocacy, and the completion of ten years of Catholic investing highlighted 2003.

First, our Aquinas Small-Cap Fund led the way with a return of 30.64%, Aquinas Value Fund had a return of 28.29%, Aquinas Growth Fund had a return of 20.60% and Aquinas Fixed Income Fund had a return of 4.90%. We will discuss the returns in more detail later in this letter.

We have completed ten years of making it easy to invest in a Catholic manner. Aquinas follows the investing guidelines of the U.S. Conference of Catholic Bishops (USCCB). Those guidelines can be viewed at www.aquinasfunds.com, click on USCCB guidelines, and click on Catholic Bishops (website). On November 12, 2003, the USCCB updated their investing guidelines and added some additional issues of concern. Here is a current listing of the main topics.

  o  Abortion and Contraception
  o  Access to Pharmaceuticals (new as of 11-12-2003)
  o  Corporate Responsibility (new as of 11-12-2003)
  o  Embryonic Stem Cells/Human Cloning (new as of 11-12-2003)
  o  Environment (new as of 11-12-2003)
  o  Human Rights (new as of 11-12-2003)
  o  Labor/Standards/Sweatshops (new as of 11-12-2003)
  o  Violence in the Media (new as of 11-12-2003)
  o  Banks and Thrifts and the Community Reinvestment Act
  o  Gender and Race Discrimination
  o  Landmines (new as of 11-12-2003)
  o  Military Weapons of Mass Destruction
  o  Pornography (new as of 11-12-2003)

Aquinas Funds has always worked on eight of these nine new issues (the exception was Embryonic Stem Cells/Human Cloning) as part of our work with the Interfaith Center for Corporate Responsibility (ICCR) and other regional socially responsible investing coalitions. We already have a good track record in changing corporate America on a number of the new issues. We are happy that the U.S. Bishops deemed it appropriate to add these issues to their list. The addition of more issues to the investing guidelines will make the Aquinas advocacy process more important in the future. One major reason why this is true is the fact that the number of companies that must be excluded from investments unless advocacy is being done will be dramatically increased, making it more difficult for some investing styles to achieve market returns. With Aquinas, many companies have been changed on a wide range of issues. We view most companies as basically good although they have some warts or potential warts that need action. The following are some examples where Aquinas has been involved with changes (some issues involved pre-emptive efforts to thwart an issue in advance):

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

-----------------------------------------------------------------------------------------------------------------------
TOPIC                         COMPANY                      TOPIC                          COMPANY
-----------------------------------------------------------------------------------------------------------------------
Pornography                   Amazon.com                   Youth Tobacco Sales            RJR
Race Discrimination           Paychex                      Abortion/Contraception         May Stores
Abortion/Contraception        Whirlpool                    Abortion                       Teva Pharmaceutical
Gender Discrimination         General Electric             Youth Tobacco Sales            Outdoor Systems
Social Justice-Sweatshops     Walt Disney                  Abortion/Contraception         Chase Manhattan
Abortion/Contraception        Target                       Gender Discrimination          PNC Bank
CRA Compliance                Bank One                     Abortion/Contraception         US West
Abortion                      Tenet                        Youth Tobacco Sales            Clear Channel Communications
Abortion/Contraception        Harley-Davidson              Together Card                  GlaxoSmithKline
Abortion                      Merck                        Race Discrimination            Home Depot
Pornography                   Macy's                       Together Card                  Johnson & Johnson
Abortion                      Aetna                        Contraception                  Bristol-Myers Squibb
Abortion                      Johnson & Johnson            Abortion/Contraception         Primerica
Pornography                   Target                       Together Card                  Novartis
Abortion                      Abbott Laboratories          Abortion/Contraception         Kimberly-Clark
Violence                      GE (NBC-TV)                  Pornography                    News Corp
Pornography                   AT&T                         Together Card                  Aventis
Abortion                      Schering-Plough              Abortion/Contraception         Allegheny
Religious Disparagement       Walt Disney                  Abortion/Contraception         Harris Company
Race Discrimination           Texaco                       Youth Tobacco Sales            Dayton-Hudson (Target)
Gender Discrimination         Luby's                       Abortion                       Hoescht
CRA Compliance                Bank of America              Religious Discrimination       Ford
Maquilladores                 Ford                         Youth Tobacco Sales            3M
Gender Discrimination         GTE


While the list above is only a partial list of activities, as you can see, we have been busy over the last ten years. We do not believe that anyone has been more active and successful than Aquinas in addressing issues identified by the USCCB.

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TOTAL RETURNS FOR THE                             THREE YEAR FIVE YEAR  TEN YEAR
PERIODS ENDED                      SIX      ONE    AVERAGE    AVERAGE   AVERAGE
DECEMBER 31, 2003                MONTHS     YEAR    ANNUAL     ANNUAL    ANNUAL
--------------------------------------------------------------------------------
  Aquinas Fixed Income Fund       -0.12%     4.90%     7.16%     5.67%     5.91%
--------------------------------------------------------------------------------
  Aquinas Value Fund              18.16%    28.29%    -2.17%    -1.32%     7.18%
--------------------------------------------------------------------------------
  Aquinas Growth Fund             11.40%    20.60%    -7.95%    -0.30%     8.75%
--------------------------------------------------------------------------------
  Aquinas Small-Cap Fund(1)       17.02%    30.64%    -6.91%    -2.83%     4.48%
--------------------------------------------------------------------------------

(1) Prior to November 1, 2000, the Small-Cap Fund was known as the "Balanced Fund" and it was designed to provide one vehicle for participating in the investment strategies of the Value Fund, Growth Fund and Fixed Income Fund.

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AQUINAS FIXED INCOME FUND

AQUINAS FIXED INCOME FUND, which is an investment-grade intermediate term fixed-income fund, returned 4.90% compared to 4.31% for the Lehman Brothers Intermediate Term Index, 4.67% for the Lehman Brothers Government/Credit Bond Index and 5.02% for the Lipper A-Rated Bond Index, for the year ended 12/31/03.

We are proud that we did so much better than the benchmark indices this period. As you know, indices do not have any expenses or maintain cash for liquidity to fund withdrawals and which would reduce the returns of any investor. Our strategy of using investment grade securities and using proven portfolio managers to manage the money were the two main strategies that helped us do so well. Our portfolio took advantage of the yield spreads between BBB rated corporate securities and government securities to produce extra returns. Additionally, we do use securities with imbedded puts, which provide positive convexity whenever interest rates start to move either upward or downward. Positive convexity means that we obtain better relative returns than our benchmark.


                                                      Lehman Bros.
                            AQUINAS FIXED            Gov't./Credit
                             INCOME FUND               Bond Index
                         --------------------     --------------------

Jan. 3, 1994                    10,000                  10,000
Dec. 1994                        9,691                   9,649
Dec. 1995                       11,266                  11,505
Dec. 1996                       11,585                  11,840
Dec. 1997                       12,574                  12,995
Dec. 1998                       13,475                  14,225
Dec. 1999                       13,224                  13,920
Dec. 2000                       14,429                  15,569
Dec. 2001                       15,775                  16,893
Dec. 2002                       16,926                  18,757
Dec. 2003                       17,755                  19,633

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                                 TOTAL RETURNS
                    For the Periods Ended December 31, 2003

                                                     Five           Ten
                                                     Year           Year
                                      One          Average        Average
                                      Year          Annual         Annual
--------------------------------------------------------------------------------
Aquinas Fixed
Income Fund                          4.90%          5.67%          5.91%
--------------------------------------------------------------------------------
Lehman Bros. Gov't./
Credit Bond Index                    4.67%          6.66%          6.98%
--------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 1/3/94 (inception). Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

The Lehman Brothers Government/Credit Bond Index includes all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues; all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government; and all publicly issued, fixed rate, nonconvertible, investment grade, dollar-denominated, SEC-registered corporate debt (including debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, or international agencies).

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AQUINAS VALUE FUND

AQUINAS VALUE FUND, which is a large-cap value fund, returned 28.29% for the year ended 12/31/03 compared to the S&P 500/R Index return of 28.68% and Russell 3000/R Value Index return of 31.14%, for the year ended 12/31/03.

In 2000, we changed one of our sub-advisers to Iridian Asset Management. One of their money management strengths is the ability to identify the breakup value of companies that may be acquired. There was not much activity in that sector during 2001 & 2002. In the later part of 2003, merger and acquisition activity increased and this Fund's performance improved dramatically. We almost matched the S&P 500/R Index return of 28.68% for the year; and, this Fund had a return of 14.86% for the fourth quarter of 2003 compared to the S&P 500/R Index return of 12.18%. This trend continues in early 2004. Our strategy of extra diversification through two sub-advisers continues to reduce the Fund's volatility with a standard deviation only slightly above 15%.


                          AQUINAS            S&P 500(R)        Russell 3000(R)
                         VALUE FUND         STOCK INDEX         Value Index
                     ------------------  ------------------  ------------------

Jan. 3, 1994               10,000             10,000               10,000
Dec. 1994                   9,707             10,132                9,806
Dec. 1995                  13,165             13,939               13,436
Dec. 1996                  15,854             17,140               16,338
Dec. 1997                  20,269             22,859               22,029
Dec. 1998                  21,383             29,393               25,002
Dec. 1999                  21,623             35,577               26,665
Dec. 2000                  21,366             32,338               28,808
Dec. 2001                  20,022             28,494               27,560
Dec. 2002                  15,595             22,197               23,376
Dec. 2003                  20,007             28,565               30,654

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                                 TOTAL RETURNS
                    For the Periods Ended December 31, 2003

                                                     Five           Ten
                                                     Year           Year
                                      One          Average        Average
                                      Year          Annual         Annual
--------------------------------------------------------------------------------
Aquinas
Value Fund                           28.29%        -1.32%          7.18%
--------------------------------------------------------------------------------
S&P 500/R
Stock Index                          28.68%        -0.57%         11.07%
--------------------------------------------------------------------------------
Russell 3000/R
Value Index                          31.14%         4.16%         11.85%
--------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 1/3/94 (inception). Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Russell 3000/R Value Index measures the performance of those Russell 3000/R Index companies with lower price-to-book ratios and lower forecasted growth values.

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AQUINAS GROWTH FUND

AQUINAS GROWTH FUND, which is a large-cap growth fund, returned 20.60% compared to the S&P 500/R Index return of 28.68% and the Russell 3000/R Index return of 31.06%, for the year ended 12/31/03.

Both of our sub-advisers underperformed their benchmarks in 2003. Over ten years, this Fund has been our best performer and we were disappointed that we did not keep up with our prior performance. Over the last five years, this Fund outperformed the S&P 500/R Index by 27 basis points including our lower performance for 2003. One reason for underperformance was that our stock picking was too conservative. We did not have enough technology companies and our stock selections did not include companies with higher Price-Earnings ratios. In 2004 through mid-February year to date, the Fund is above the S&P 500/R Index by 79 basis points.


                          AQUINAS            S&P 500(R)        Russell 3000(R)
                        GROWTH FUND         Stock Index            Index
                     ------------------  ------------------  ------------------

Jan. 3, 1994              10,000               10,000              10,000
Dec. 1994                  9,322               10,132              10,018
Dec. 1995                 12,145               13,939              13,705
Dec. 1996                 14,927               17,140              16,695
Dec. 1997                 19,252               22,859              22,001
Dec. 1998                 23,478               29,393              27,312
Dec. 1999                 28,939               35,577              33,021
Dec. 2000                 29,656               32,338              30,557
Dec. 2001                 24,886               28,494              27,057
Dec. 2002                 19,180               22,197              21,228
Dec. 2003                 23,132               28,565              27,821

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                                 TOTAL RETURNS
                    For the Periods Ended December 31, 2003

                                                     Five           Ten
                                                     Year           Year
                                      One          Average        Average
                                      Year          Annual         Annual
--------------------------------------------------------------------------------
Aquinas
Growth Fund                          20.60%         -0.30%          8.75%
--------------------------------------------------------------------------------
S&P 500/R
Stock Index                          28.68%         -0.57%         11.07%
--------------------------------------------------------------------------------
Russell 3000/R Index                 31.06%          0.37%         10.78%
--------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 1/3/94 (inception). Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Russell 3000/R Index is composed of the 3,000 largest U.S. securities, as determined by total market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.


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AQUINAS SMALL-CAP FUND

AQUINAS SMALL-CAP FUND, which is a small-cap fund, returned 30.64% compared to the S&P 500/R Index of 28.68% and the Russell 2000/R Index return of 47.25%, for the year ended 12/31/03.

This Fund is sub-advised by John McStay Investment Counsel, which has had a good record with small-cap stocks. In 2003, the market return was led by low-priced stocks and stocks with no or very low earnings. McStay did not own very many of these stocks. When you read that the small-cap indices were up 47%, you intuitively know that speculation is driving the market. One sector that caused our underperformance was the technology sector where we were under represented. Additionally, the growth of small-cap index funds forces money to flow into companies in the index that have no earnings to support or justify the stock price increases. It is like throwing kerosene onto a fire. We believe that the market will correct these mistakes and that investors in companies with good earnings will prevail. We ask that you have patience and watch 2004 carefully. Whenever stocks move up so dramatically, there will be some corrections to rationalize the market.


                               AQUINAS                 S&P 500(R)
                            SMALL-CAP FUND            Stock Index
                         --------------------     --------------------

Jan. 3, 1994                    10,000                  10,000
Dec. 1994                        9,694                  10,132
Dec. 1995                       11,937                  13,939
Dec. 1996                       13,763                  17,140
Dec. 1997                       16,502                  22,859
Dec. 1998                       17,899                  29,393
Dec. 1999                       18,625                  35,577
Dec. 2000                       19,219                  32,338
Dec. 2001                       17,138                  28,494
Dec. 2002                       11,867                  22,197
Dec. 2003                       15,503                  28,565

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                                 TOTAL RETURNS
                    For the Periods Ended December 31, 2003

                                                     Five           Ten
                                                     Year           Year
                                     One           Average        Average
                                     Year           Annual         Annual
--------------------------------------------------------------------------------
Aquinas
Small-Cap Fund                      30.64%          -2.83%          4.48%
--------------------------------------------------------------------------------
S&P 500/R
Stock Index                         28.68%          -0.57%         11.07%
--------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 1/3/94 (inception). Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

Prior to November 1, 2000, the Small-Cap Fund was known as the "Balanced Fund" and it was designed to provide one investment vehicle for participating in the investment strategies of the Value Fund, Growth Fund and Fixed Income Fund.

The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

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We have ten years of successful Catholic investing and you can see a list of many of the companies that your money has influenced in our quest to allow companies to support good values. The Aquinas Funds are well recognized by the public and the media. Catholic clergy and employees can invest in the Funds through payroll retirement savings programs. Catholic churches, schools, endowments, and other Catholic organizations have an easy way to invest in a Catholic manner and have access to high quality professional money managers. We now have 75 broker/dealers where the Funds can be purchased and placed into portfolio management programs. Our economy appears to be in full recovery and the markets are the leading indicator that 2004 should be a prosperous year. In summary, it was a wonderful year!

Thank you for your continued confidence in the Aquinas Funds.

/s/ Frank Rauscher

Frank Rauscher
President and Treasurer

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

Principal
  Amount                                                                Value
 --------                                                              --------

             FIXED INCOME BONDS 99.1%

             ASSET-BACKED SECURITIES 14.7%
             AMAC,
  $600,000   5.50%, 2/15/18                                           $616,125
             Americredit Automobile
             Receivables Trust,
    70,000   2.72%, 1/6/10*                                             70,110
             Americredit Automobile
             Receivables Trust,
    50,000   3.48%, 5/6/10                                              50,951
             Amresco Residential Securities
             Mortgage Loan Trust,
    95,432   7.615%, 3/25/27                                            95,324
             Capital One Auto Finance Trust,
    75,000   3.18%, 9/15/10                                             75,164
             Chase Commercial Mortgage
             Securities Corp.,
    46,229   6.45%, 12/19/04                                            46,693
   264,572   7.37%, 2/19/07                                            289,429
    78,779   6.34%, 5/18/30                                             80,139
             Chase Mortgage Finance Corp.,
   248,591   5.50%, 11/25/33                                           256,281
             Citibank Credit Card Issurance Trust,
   480,000   2.50%, 4/7/08                                             480,780
             Commercial Mortgage Acceptance Corp.,
   234,780   5.80%, 3/15/06                                            243,094
             DLJ Commercial Mortgage Corp.,
   417,390   6.11%, 6/10/31                                            429,461
             First Union - Lehman Brothers
             Commercial Mortgage,
   151,209   7.30%, 4/18/29                                            152,342
   263,470   6.60%, 11/18/29                                           268,223
             General Motors Acceptance Corp.,
   189,455   6.411%, 5/15/30                                           197,131
             General Motors Acceptance Corp., CMSI,
   238,637   6.451%, 12/15/04*                                         243,319


Principal
  Amount                                                                Value
 --------                                                              --------

             ASSET-BACKED SECURITIES 14.7% (CONT'D.)
             General Electric Cap.,
 $577,389    2.5843%, 5/12/35*                                        $574,713
             Household Auto Trust,
   100,000   3.02%, 12/17/10*                                           99,698
             Ikon Receivables LLC,
   125,000   3.27%, 7/15/11                                            125,974
             JP Morgan Commercial Mortgage
             Finance Corp.,
   153,932   7.069%, 9/15/29                                           160,942
             LB Commerical Conduit
             Mortgage Trust,
   882,669   6.40%, 8/18/07                                            924,082
             Merrill Lynch Mortgage Investors, Inc.,
    46,794   6.22%, 2/15/30                                             47,140
             Morgan Stanley Capital I,
    75,670   6.19%, 1/15/07                                             76,848
    83,564   6.25%, 7/15/07                                             85,713
   133,477   5.91%, 11/15/31                                           141,961
             Nationslink Funding Corp.,
   271,784   6.042%, 11/20/07                                          284,962
   119,433   6.001%, 8/20/30                                           125,837
             Prudential Securities Secured
             Financing Corp.,
   179,455   6.955%, 6/16/31                                           193,829
             Residential Asset Mortgage
             Products, Inc.,
    75,000   5.34%, 8/25/33                                             75,621
             Saxon Asset Securities Trust,
    99,000   4.955%, 6/25/33                                            93,491
                                                                 -------------
                                                                     6,605,377
                                                                 -------------

             CONVERTIBLE BONDS 8.1%
 1,420,000   America Online, 12/6/19+                                  889,275
   795,000   American International Group,
             11/9/31+                                                  525,694
   840,000   Merrill Lynch & Co., 5/23/31+                             458,850

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2003

Principal
  Amount                                                                Value
 --------                                                              --------

             CONVERTIBLE BONDS 8.1% (CONT'D.)
 $1,495,000  Verizon Global Funding Corp.,
             5/15/21+                                                 $902,606
   635,000   Wells Fargo Co., 5/1/33+                                  623,888
   375,000   XL Capital Ltd., 5/23/21+                                 239,531
                                                                 -------------
                                                                     3,639,844
                                                                 -------------

             CORPORATE BONDS 47.9%
             Ace INA Holdings,
    40,000   8.30%, 8/15/06                                             45,252
             ACE Ltd.,
    70,000   6.00%, 4/1/07                                              75,819
             Aetna, Inc.,
   380,000   6.97%, 8/15/36                                            410,462
             American General Finance Corp.,
   135,000   3.00%, 11/15/06                                           135,864
             Ameritech Capital,
   170,000   5.95%, 1/15/38                                            177,261
             AOL Time Warner, Inc.,
    55,000   7.625%, 4/15/31                                            63,457
             AT&T Corp.,
    75,000   7.00%, 11/15/06                                            82,938
             AT&T Wireless Services, Inc.,
    60,000   8.75%, 3/1/31                                              74,030
             AutoZone, Inc.,
    85,000   4.75%, 11/15/10                                            85,315
             AXA Financial, Inc.,
    45,000   7.75%, 8/1/10                                              53,303
    30,000   8.60%, 12/15/30                                            37,815
             Bank of America Corp.,
   425,000   7.40%, 1/15/11                                            498,453
             BellSouth Capital Funding,
   355,000   6.04%, 11/15/26                                           387,341
             Boeing Capital Corp.,
    60,000   5.75%, 2/15/07                                             64,800
    40,000   7.375%, 9/27/10                                            45,978
             Boeing Co.,
   545,000   7.95%, 8/15/24                                            666,735
             Burlington Northern SantaFe,
   205,000   7.29%, 6/1/36                                             243,770


Principal
  Amount                                                                Value
 --------                                                              --------

             CORPORATE BONDS 47.9% (CONT'D.)
             Capital One Bank,
   $85,000   6.875%, 2/1/06                                            $91,953
             Carnival Corp.,
    80,000   3.75%, 11/15/07                                            80,143
             Cendant Corp.,
    60,000   6.25%, 3/15/10                                             65,246
             Centex Corp.,
    45,000   5.80%, 9/15/09                                             48,207
             Champion International,
   510,000   6.65%, 12/15/37                                           571,352
             CIT Group, Inc.,
    50,000   4.75%, 12/15/10                                            50,313
    40,000   7.75%, 4/2/12                                              47,258
             Citigroup, Inc.,
   255,000   6.875%, 6/1/25                                            284,580
             Coca-Cola Enterprises, Inc.,
   755,000   7.00%, 10/1/26                                            870,358
             Comcast Cable Communications,
    50,000   6.75%, 1/30/11                                             55,647
             Comcast Corp.,
    55,000   7.05%, 3/15/33                                             59,830
             Commercial Credit Co.,
   395,000   7.875%, 2/1/25                                            486,599
             ConAgra Foods, Inc.,
   645,000   6.70%, 8/1/27                                             727,481
             Continental Airlines, Inc.,
    34,758   7.707%, 10/2/22                                            35,221
             Countrywide Home Loan,
    50,000   1.652%, 6/2/06*                                            50,361
    50,000   5.625%, 5/15/07                                            53,980
             Credit Suisse First Boston USA,
    50,000   5.50%, 8/15/13                                             51,526
             CRH America Inc.,
    60,000   5.30%, 10/15/13                                            60,540
             DaimlerChrysler AG,
    70,000   6.40%, 5/15/06                                             74,998
             Delta Air Lines,
    60,000   7.57%, 11/18/10                                            62,157

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--------------------------------------------------------------------------------
FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2003


Principal
  Amount                                                                Value
 --------                                                              --------

             CORPORATE BONDS 47.9% (CONT'D.)
             Delphi Corp.,
   $40,000   6.50%, 5/1/09                                             $43,104
    30,000   7.125%, 5/1/29                                             30,509
             Deutsche Telecommunications,
    50,000   8.50%, 6/15/10                                             60,456
             Duke Energy Corp.,
    80,000   4.20%, 10/1/08                                             80,354
             Dominion Resources, Inc.,
   115,000   2.80%, 2/15/05                                            116,186
   435,000   5.25%, 8/1/33                                             430,785
             EOP Operating, LP,
   380,000   6.50%, 6/15/04                                            388,380
    70,000   7.875%, 7/15/31                                            81,957
             FedEx Corp.,
    56,294   7.02%, 1/15/16                                             62,377
             First Union Corp.,
   560,000   6.824%, 8/1/26                                            667,532
   145,000   6.18%, 2/15/36                                            158,145
             Ford Motor Co.,
   385,000   7.70%, 5/15/97                                            369,589
             Ford Motor Credit Co.,
   430,000   7.375%, 10/28/09                                          472,209
    95,000   7.875%, 6/15/10                                           106,149
             France Telecom,
    45,000   10.00%, 3/1/31                                             59,790
             General Electric Capital Corp.,
    50,000   4.25%, 12/1/10                                             49,753
             General Electic Co.,
   835,000   5.00%, 2/1/13                                             844,465
             General Motors,
    40,000   8.375%, 7/15/33                                            46,433
             General Motors Acceptance Corp.,
    60,000   7.75%, 1/19/10                                             68,013
   605,000   8.875%, 6/1/10*                                           708,097
             Goldman Sachs Group, Inc.,
    85,000   6.65%, 5/15/09                                             96,148


Principal
  Amount                                                                Value
 --------                                                              --------

             CORPORATE BONDS 47.9% (CONT'D.)
             Grand Metropolitan Investment PLC,
  $525,000   7.45%, 4/15/35                                           $636,821
             Harrahs Operating Co.,
    60,000   8.00%, 2/1/11                                              70,480
             Hartford Financial Services Group,
   225,000   7.75%, 6/15/05                                            243,740
   100,000   4.70%, 9/1/07                                             105,055
             Health Care Property Investors, Inc.,
    20,000   6.45%, 6/25/12                                             21,688
             Health Care REIT,
    20,000   7.625%, 3/15/08                                            22,452
    50,000   8.00%, 9/12/12                                             57,644
    40,000   6.00%, 11/15/13                                            40,425
             Hertz Corp.,
    40,000   6.625%, 5/15/08                                            41,735
    40,000   7.625%, 6/1/12                                             43,332
             Household Finance Corp.,
   800,000   7.20%, 7/15/06                                            889,757
    10,000   6.375%, 10/15/11                                           11,012
             Hutchinson Whamp International, Ltd.,
   100,000   7.45%, 11/24/33                                           104,152
             Hydro-Quebec,
   500,000   8.05%, 7/7/24                                             642,312
             IBM Corp.,
   710,000   6.22%, 8/1/27                                             751,654
             ICI Wilmington,
    40,000   5.625%, 12/1/13                                            40,193
             International Lease Finance Corp.,
   100,000   6.375%, 3/15/09                                           110,163
             Intelsat Ltd.
    80,000   6.50%, 11/1/13                                             83,471
             Liberty Media Corp.,
    40,000   2.67%, 9/17/06*                                            40,435
    30,000   7.875%, 7/15/09                                            34,751
             Mass Mutual Global II,
   285,000   3.25%, 6/15/07                                            287,951
             Merrill Lynch & Co.,
   195,000   3.125%, 7/15/08                                           191,568

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--------------------------------------------------------------------------------
FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2003


Principal
  Amount                                                                Value
 --------                                                              --------

             CORPORATE BONDS 47.9% (CONT'D.)
             Motorola, Inc.,
  $245,000   6.50%, 9/1/25                                            $262,326
             NationsBank Corp.,
   245,000   8.57%, 11/15/24                                           318,910
             National Rural Utilities,
    70,000   5.75%, 8/28/09                                             75,849
             Noranda, Inc.,
    70,000   7.25%, 7/15/12                                             78,332
             Norfolk Southern Corp.,
   430,000   7.05%, 5/1/37                                             482,382
             Northwest Airlines,
    45,462   8.072%, 10/1/19                                            49,964
             Oklahoma Gas & Electric,
   205,000   6.65%, 7/15/27                                            230,467
             Orange & Rockland Utility,
   200,000   6.50%, 12/1/27                                            216,597
             Pemex Project Funding Master Trust,
    85,000   7.375%, 12/15/14                                           90,738
             Power Contract Financing,
    60,000   5.20%, 2/1/06                                              60,896
             The Procter & Gamble Co.,
   605,000   8.00%, 9/1/24                                             787,921
             Pulte Homes, Inc.,
    65,000   7.875%, 6/15/32                                            75,494
             Quebec Province,
   160,000   7.035%, 3/10/26                                           190,263
             Rouse Co.,
    55,000   7.20%, 9/15/12                                             61,995
             Sempra Energy,
    80,000   6.95%, 12/1/05                                             86,743
    30,000   6.00%, 2/1/13                                              31,873
             Simon Property Group, LP,
    45,000   7.375%, 6/15/18                                            51,631
             SLM Corp.,
   310,000   3.625%, 3/17/08                                           308,677
   455,000   5.125%, 8/27/12                                           461,812


Principal
  Amount                                                                Value
 --------                                                              --------

             CORPORATE BONDS 47.9% (CONT'D.)
             Sprint Capital Corp.,
  $ 50,000   6.375%, 5/1/09                                            $53,437
    50,000   8.75%, 3/15/32                                             59,069
             Temple-Inland, Inc.,
    30,000   7.875%, 5/1/12                                             34,789
             Textron Financial Corp.,
    60,000   5.875%, 6/1/07                                             65,045
    70,000   6.00%, 11/20/09                                            76,815
             Time Warner, Inc.,
    40,000   7.25%, 10/15/17                                            45,515
             Tyson Foods Inc.,
    50,000   8.25%, 10/1/11                                             57,978
             USX Corp.,
    20,000   9.125%, 1/15/13                                            25,664
             Vanderbilt Mortgage and Finance, Inc.,
   100,000   6.57%, 8/7/24                                             102,109
   145,000   7.235%, 6/7/28                                            156,178
             Verizon Global Funding Corp.,
    10,000   7.25%, 12/1/10                                             11,514
             Weyerhaeuser Co.,
    40,000   7.25%, 7/1/13                                              44,618
             WMX Technologies, Inc.,
   355,000   7.10%, 8/1/26                                             383,901
                                                                 -------------
                                                                    21,427,067
                                                                 -------------

             MUNICIPAL BONDS 1.3%
             Dade County Florida School District,
   130,000   5.00%, 8/1/14                                             145,595
             New York State Tollway Authority
             Hwy & Brdg.,
   370,000   5.00%, 4/1/13                                             413,926
                                                                 -------------
                                                                       559,521
                                                                 -------------

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--------------------------------------------------------------------------------
FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2003


Principal
  Amount                                                                Value
 --------                                                              --------

             U.S. GOVERNMENT AGENCIES 13.9%
             Federal National Mortgage Association,
 $265,000    5.25%, 6/15/06                                           $283,477
   200,000   4.25%, 7/15/07                                            208,878
   125,000   6.375%, 6/15/09                                           141,350
 1,149,068   6.00%, 4/1/18                                           1,206,664
 1,100,000   5.50%, 11/1/18                                          1,138,500
   120,000   7.25%, 5/15/30                                            146,531
   320,394   4.75%, 2/1/33*                                            327,108
   656,153   4.976%, 2/1/33*                                           673,560
   286,104   4.706%, 3/1/33*                                           291,235
   504,543   4.235%, 5/1/33*                                           512,427
   281,218   4.544%, 7/1/33*                                           285,400
   169,558   4.946%, 10/1/33*                                          173,311
             Federal Home Loan Bank,
   295,000   3.625%, 11/14/08                                          296,695
             Federal Home Loan Mortgage Corp.,
   150,000   2.125%, 11/15/05                                          150,661
   145,000   2.875%, 11/3/06                                           145,068
   224,000   5.125%, 7/15/12                                           233,975
                                                                 -------------
                                                                     6,214,840
                                                                 -------------

             U.S. TREASURY OBLIGATIONS 13.2%
             U.S. Treasury Bond,
   250,000   2.00%, 11/30/04                                           251,787
   405,000   5.50%, 8/15/28                                            421,849
   310,000   5.25%, 11/15/28                                           312,240
   230,000   5.25%, 2/15/29                                            232,030
   260,000   5.375%, 2/15/31                                           271,142
             U.S. Treasury Note,
   180,000   2.875%, 6/30/04                                           181,645
   350,000   1.875%, 12/31/05                                          350,233
   425,000   2.625%, 11/15/06                                          428,752
   780,000   3.25%, 8/15/08                                            784,753
   895,000   3.375%, 12/15/08                                          901,083
 1,400,000   4.25%, 8/15/13                                          1,401,750
             U.S. Treasury TIP,
   181,316   1.875%, 7/15/13                                           180,013


Principal
  Amount                                                                Value
 --------                                                              --------

             U.S. TREASURY OBLIGATIONS 13.2% (CONT'D.)
             U.S. Treasury Strip,
  $645,000   8/15/25+                                                $ 196,224
                                                                 -------------
                                                                     5,913,501
                                                                 -------------

             Total Fixed Income Bonds
             (cost $43,227,703)                                     44,360,150
                                                                 -------------

             SHORT-TERM INVESTMENT 0.5%

   217,169   UMB Bank, n.a., Money Market
             Fiduciary, Demand Deposit, 0.27%
             (cost $217,169)                                           217,169
                                                                 -------------

             Total Investments 99.6%
             (cost $43,444,872)                                     44,577,319

             Other Assets less Liabilites 0.4%                         182,874
                                                                 -------------

             Net Assets 100.0%                                     $44,760,193
                                                                 =============

+ Zero coupon security.

* Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of December 31, 2003.

  See notes to financial statements.

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--------------------------------------------------------------------------------
VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003


  Number
of Shares                                                               Value
---------                                                              --------

             COMMON STOCKS 98.1%

             ADVERTISING SERVICES 0.9%
     7,009   WPP Group PLC ADR                                        $344,492
             AEROSPACE/DEFENSE 2.6%
     7,700   Lockheed Martin Corp.                                     395,780
     2,700   Northrop Grumman Corp.                                    258,120
     4,400   United Technologies Corp.                                 416,988
                                                                 -------------
                                                                     1,070,888
                                                                 -------------

             ALUMINUM PRODUCTS 2.4%
    25,650   Alcoa, Inc.                                               974,700
                                                                 -------------

             BANKING 12.1%
    10,460   Bank of America Corp.                                     841,298
    23,070   Bank of New York Co., Inc.                                764,078
    10,800   Charter One Financial, Inc.                               373,140
    16,700   FleetBoston Financial Corp.                               728,955
    38,640   U.S. Bancorp                                            1,150,699
    17,860   Wells Fargo & Co.                                       1,051,775
                                                                 -------------
                                                                     4,909,945
                                                                 -------------

             BIOTECHNOLOGY 2.2%
     3,400   Amgen, Inc.*                                              210,120
    10,235   Biogen, Inc.*                                             376,443
     6,400   Genzyme Corp.*                                            315,776
                                                                 -------------
                                                                       902,339
                                                                 -------------

             CHEMICALS 2.0%
     5,400   Du Pont (E.I.) de Nemours                                 247,806
    14,680   Praxair, Inc.                                             560,776
                                                                 -------------
                                                                       808,582
                                                                 -------------

             COMMERCIAL SERVICES 1.4%
    10,400   Concord EFS, Inc.*                                        154,336
     7,200   H&R Block, Inc.                                           398,664
                                                                 -------------
                                                                       553,000
                                                                 -------------


  Number
of Shares                                                               Value
---------                                                              --------

             COMPUTER PRODUCTS 3.6%
    32,068   Hewlett-Packard Co.                                      $736,602
     7,850   International Business
             Machines Corp.                                            727,538
                                                                 -------------
                                                                     1,464,140
                                                                 -------------

             CONSUMER GOODS 1.7%
     6,100   Diageo plc ADR                                            322,446
     7,660   PepsiCo, Inc.                                             357,109
                                                                 -------------
                                                                       679,555
                                                                 -------------

             DRUGS 1.9%
     7,400   Caremark Rx, Inc.*                                        187,442
    16,210   Pfizer, Inc.                                              572,699
                                                                 -------------
                                                                       760,141
                                                                 -------------

             FINANCIAL SERVICES 20.5%
     4,200   The Bear Stearns Cos., Inc.                               335,790
     7,000   Capital One Financial Corp.                               429,030
    24,217   Citigroup, Inc.                                         1,175,493
     4,300   Federal Home Loan Mortgage Corp.                          250,776
     3,100   Federal National Mortgage Assn.                           232,686
     9,600   First Data Corp.                                          394,464
     6,300   Franklin Resources, Inc.                                  327,978
     7,470   The Goldman Sachs Group, Inc.                             737,513
    34,600   J.P. Morgan Chase & Co.                                 1,270,858
    12,180   Lehman Brothers Holdings, Inc.                            940,540
    51,610   MBNA Corp.                                              1,282,509
     6,200   Merrill Lynch & Co., Inc.                                 363,630
     4,800   Morgan Stanley                                            277,776
     7,000   SLM Corp.                                                 263,760
                                                                 -------------
                                                                     8,282,803
                                                                 -------------

             FOREST PRODUCTS AND PAPER 1.3%
     2,900   International Paper Co.                                   125,019
     6,200   Weyerhaeuser Co.                                          396,800
                                                                 -------------
                                                                       521,819
                                                                 -------------

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--------------------------------------------------------------------------------
VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2003


  Number
of Shares                                                               Value
---------                                                              --------

             HEALTH CARE PRODUCTS 3.1%
     6,600   Baxter International, Inc.                               $201,432
    11,900   Becton, Dickinson & Company                               489,566
     9,700   Guidant Corp.                                             583,940
                                                                 -------------
                                                                     1,274,938
                                                                 -------------

             HEALTH CARE SERVICES 3.5%
     8,000   Anthem, Inc.*                                             600,000
    13,000   HCA, Inc.                                                 558,480
     4,500   UnitedHealth Group Incorporated                           261,810
                                                                 -------------
                                                                     1,420,290
                                                                 -------------
             INSURANCE 4.7%
     8,800   ACE Ltd.                                                  364,496
    10,052   American International Group, Inc.                        666,247
     6,890   Lincoln National Corp.                                    278,149
     5,200   Marsh & McLennan Cos., Inc.                               249,028
     8,800   St. Paul Cos., Inc.                                       348,920
                                                                 -------------
                                                                     1,906,840
                                                                 -------------

             MANUFACTURING 8.7%
     9,350   3M Co.                                                    795,030
     9,910   Caterpillar, Inc.                                         822,728
     5,100   Deere & Co.                                               331,755
    14,400   General Electric Co.                                      446,112
    10,540   Honeywell International, Inc.                             352,352
    29,900   Tyco International Ltd.                                   792,350
                                                                 -------------
                                                                     3,540,327
                                                                 -------------

             MEDIA 4.6%
     2,500   EchoStar Communications Corp.,
             Class A*                                                   85,000
     6,540   Gannett Co., Inc.                                         583,106
    14,629   Hughes Electronics Corp.*                                 242,113
    11,404   The News Corporation Ltd. ADR                             344,967
    26,820   The Walt Disney Company                                   625,711
                                                                 -------------
                                                                     1,880,897
                                                                 -------------
  Number
of Shares                                                               Value
---------                                                              --------

             MINING 2.0%
    10,590   Phelps Dodge Corp.*                                      $805,793
                                                                 -------------

             OFFICE EQUIPMENT 0.6%
    16,300   Xerox Corp.*                                              224,940
                                                                 -------------

             OIL AND GAS 6.6%
     5,100   Anadarko Petroleum Corp.                                  260,151
     5,210   Apache Corp.                                              422,531
    14,363   ChevronTexaco Corp.                                     1,240,820
     6,590   ConocoPhillips                                            432,106
    13,300   Transocean, Inc.*                                         319,333
                                                                 -------------
                                                                     2,674,941
                                                                 -------------

             PAPER AND PAPER PRODUCTS 2.0%
    13,540   Kimberly-Clark Corp.                                      800,079
                                                                 -------------

             RETAIL 5.9%
     3,200   Federated Department Stores, Inc.                         150,816
    13,000   The Home Depot, Inc.                                      461,370
    13,300   Lowe's Cos., Inc.                                         736,687
    11,100   McDonald's Corp.                                          275,613
    19,510   Target Corp.                                              749,184
                                                                 -------------
                                                                     2,373,670
                                                                 -------------

             SEMICONDUCTORS 2.6%
    27,310   Applied Materials, Inc.*                                  613,110
    13,580   Intel Corp.                                               437,276
                                                                 -------------
                                                                     1,050,386
                                                                 -------------

             TELECOMMUNICATIONS 1.2%
    35,500   AT&T Wireless Services, Inc.*                             283,645
    11,100   Nokia Oyj ADR                                             188,700
                                                                 -------------
                                                                       472,345
                                                                 -------------

             Total Common Stocks
             (cost $34,173,375)                                     39,697,850
                                                                 -------------

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--------------------------------------------------------------------------------
VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2003


Principal
  Amount                                                                Value
---------                                                              --------

             SHORT-TERM INVESTMENT 1.7%

  $693,496   UMB Bank, n.a., Money Market
             Fiduciary, Demand Deposit, 0.3%
             (cost $693,496)                                          $693,496
                                                                 -------------


             Total Investments 99.8%
             (cost $34,866,871)                                     40,391,346

             Other Assets less Liabilities 0.2%                         78,516
                                                                 -------------

             Net Assets 100.0%                                     $40,469,862
                                                                 =============

             *  Non-income producing security

                See notes to financial statements.

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--------------------------------------------------------------------------------
GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

  Number
of Shares                                                               Value
---------                                                              --------

             COMMON STOCKS 94.8%

             APPAREL 0.5%
     7,000   Coach, Inc.*                                             $264,250
                                                                 -------------

             BANKING 2.1%
    16,600   SouthTrust Corp.                                          543,318
    13,900   Wachovia Corp.                                            647,601
                                                                 -------------
                                                                     1,190,919
                                                                 -------------

             BIOTECHNOLOGY 1.9%
    11,800   Amgen, Inc.*                                              729,240
     3,400   Chiron Corp.*                                             193,766
     2,500   Invitrogen Corp.*                                         175,000
                                                                 -------------
                                                                     1,098,006
                                                                 -------------

             BUSINESS SERVICES 0.9%
     2,300   Cabot Microelectronics Corp.*                             112,700
    14,200   Ecolab, Inc.                                              388,654
                                                                 -------------
                                                                       501,354
                                                                 -------------
             CASINO SERVICES 1.0%
     4,400   International Game Technology                             157,080
     9,500   Mandalay Resort Group                                     424,840
                                                                 -------------
                                                                       581,920
                                                                 -------------

             COAL 0.4%
     6,000   Peabody Energy Corp.                                      250,260
                                                                 -------------

             COMMERCIAL SERVICES 0.4%
    11,000   Robert Half International, Inc.*                          256,740
                                                                 -------------

             COMPUTER PRODUCTS 3.8%
    41,300   Cisco Systems, Inc.*                                    1,003,177
    20,800   Dell, Inc.*                                               706,368
    37,900   EMC Corp.*                                                489,668
                                                                 -------------
                                                                     2,199,213
                                                                 -------------

             COMPUTER SERVICES 0.5%
     1,800   Affiliated Computer Services, Inc.*                        98,028
     8,000   NetScreen Technologies, Inc.*                             198,000
                                                                 -------------
                                                                       296,028
                                                                 -------------


  Number
of Shares                                                               Value
---------                                                              --------

             COMPUTER SOFTWARE 5.7%
     2,500   Business Objects S.A. ADR*                               $ 86,675
    16,900   First Data Corp.                                          694,421
     5,600   Mercury Interactive Corp.*                                272,384
    38,900   Microsoft Corp.                                         1,071,306
     4,500   National Instruments Corp.                                204,615
     8,400   PeopleSoft, Inc.*                                         191,520
    21,400   VERITAS Software Corp.*                                   795,224
                                                                 -------------
                                                                     3,316,145
                                                                 -------------

             CONSUMER GOODS 4.1%
    13,600   Fortune Brands, Inc.                                      972,264
     9,300   PepsiCo, Inc.                                             433,566
     9,900   The Procter & Gamble Co.                                  988,812
                                                                 -------------
                                                                     2,394,642
                                                                 -------------

             DISTRIBUTION/WHOLESALE 0.9%
     8,600   CDW Corp.                                                 496,736
                                                                 -------------

             DRUGS 4.7%
     1,700   Angiotech Pharmaceuticals, Inc.*                           78,200
     4,900   Medicis Pharmaceutical Corp.,
             Class A                                                   349,370
    10,650   Mylan Laboratories, Inc.                                  269,019
     6,800   NBTY, Inc.*                                               182,648
    24,900   Pfizer, Inc.                                              879,717
    14,800   Teva Pharmaceutical
             Industries Ltd. ADR                                       839,308
     4,500   Valeant Pharmaceuticals
             International                                             113,175
                                                                 -------------
                                                                     2,711,437
                                                                 -------------

             EDUCATION 2.0%
     9,950   Apollo Group, Inc., Class A*                              676,600
     2,200   Corinthian Colleges, Inc.*                                122,232
     5,600   Education Management Corp.*                               173,824
     3,300   ITT Educational Services, Inc.*                           155,001
                                                                 -------------
                                                                     1,127,657
                                                                 -------------

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--------------------------------------------------------------------------------
GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2003


  Number
of Shares                                                               Value
---------                                                              --------

             ELECTRONICS 0.4%
     2,700   Cymer, Inc.*                                            $ 124,713
     4,600   Jabil Circuit, Inc.*                                      130,180
                                                                 -------------
                                                                       254,893
                                                                 -------------

             ENVIRONMENTAL CONTROL 0.3%
     3,400   Stericycle, Inc.*                                         158,780
                                                                 -------------

             FINANCIAL SERVICES 10.1%
    17,400   American Express Co.                                      839,202
     5,400   CapitalSource, Inc.*                                      117,072
    34,766   Citigroup, Inc.                                         1,687,542
     7,733   Countrywide Financial Corp.                               586,548
    16,200   E*TRADE Financial Corp.*                                  204,930
     6,500   Legg Mason, Inc.                                          501,670
     9,100   Lehman Brothers Holdings, Inc.                            702,702
    29,600   MBNA Corp.                                                735,560
    12,500   SLM Corp.                                                 471,000
                                                                 -------------
                                                                     5,846,226
                                                                 -------------

             FOOD 1.7%
    15,850   Dean Foods Co.*                                           520,989
    11,700   Kellogg Co.                                               445,536
                                                                 -------------
                                                                       966,525
                                                                 -------------

             FOOD - WHOLESALE DISTRIBUTION 1.2%
    18,700   SYSCO Corp.                                               696,201
             HEALTH CARE PRODUCTS 6.5%
    20,900   Boston Scientific Corp.*                                  768,284
    13,800   Medtronic, Inc.                                           670,818
     7,900   Stryker Corp.                                             671,579
     8,700   Varian Medical Systems, Inc.*                             601,170
    15,100   Zimmer Holdings, Inc.*                                  1,063,040
                                                                 -------------
                                                                     3,774,891
                                                                 -------------

             HEALTH CARE SERVICES 3.5%
     3,900   Caremark Rx, Inc.*                                         98,787
     7,200   Community Health Systems, Inc.*                           191,376
     7,000   Covance, Inc.*                                            187,600
     5,900   Coventry Health Care, Inc.*                               380,491


  Number
of Shares                                                               Value
---------                                                              --------

             HEALTH CARE SERVICES 3.5% (CONT'D.)
     1,500   Express Scripts, Inc.*                                   $ 99,645
     8,500   Omnicare, Inc.                                            343,315
    12,400   UnitedHealth Group, Inc.                                  721,432
                                                                 -------------
                                                                     2,022,646
                                                                 -------------

             INSURANCE 3.0%
    10,900   AMBAC Financial Group, Inc.                               756,351
     1,800   Everest Re Group Ltd.                                     152,280
    19,700   Prudential Financial, Inc.                                822,869
                                                                 -------------
                                                                     1,731,500
                                                                 -------------

             INTERNET  0.4%
     3,300   Avocent Corp.*                                            120,516
     6,000   Monster Worldwide, Inc.*                                  131,760
                                                                 -------------
                                                                       252,276
                                                                 -------------

             INTERNET SECURITY 1.0%
    16,600   Symantec Corp.*                                           575,190
                                                                 -------------

             MACHINERY - DIVERSIFIED 1.0%
     7,700   Rockwell Automation, Inc.                                 274,120
     4,500   Zebra Technologies Corp., Class A*                        298,665
                                                                 -------------
                                                                       572,785
                                                                 -------------

             MANUFACTURING 3.0%
    10,400   3M Co.                                                    884,312
    17,100   General Electric Co.                                      529,758
     2,600   Ingersoll-Rand Co.                                        176,488
     2,800   Schnitzer Steel Industries, Inc.                          169,400
                                                                 -------------
                                                                     1,759,958
                                                                 -------------

             MEDIA 2.0%
       200   Comcast Corp., Class A*                                     6,574
     8,500   Cumulus Media, Inc.*                                      187,000
     3,300   Entercom Communications Corp.*                            174,768
    16,400   Fox Entertainment Group, Inc.,
             Class A*                                                  478,060
     8,100   Univision Communications, Inc.,
             Class A*                                                  321,489
                                                                 -------------
                                                                     1,167,891
                                                                 -------------

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--------------------------------------------------------------------------------
GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2003


  Number
of Shares                                                               Value
---------                                                              --------

             OIL AND GAS 5.7%
     8,500   Burlington Resources, Inc.                              $ 470,730
    39,500   ExxonMobil Corp.                                        1,619,500
    14,200   Occidental Petroleum Corp.                                599,808
     9,700   Suncor Energy, Inc.                                       243,082
     4,300   Ultra Petroleum Corp.*                                    105,866
     8,900   XTO Energy, Inc.                                          251,870
                                                                 -------------
                                                                     3,290,856
                                                                 -------------

             RETAIL 8.4%
     2,400   AnnTaylor Stores Corp.*                                    93,600
     4,900   AutoZone, Inc.*                                           417,529
    18,100   Bed, Bath and Beyond, Inc.*                               784,635
    11,600   The Home Depot, Inc.                                      411,684
     9,700   Lowe's Cos., Inc.                                         537,283
     9,200   Nordstrom, Inc.                                           315,560
     4,500   RadioShack Corp.                                          138,060
    26,300   Staples, Inc.*                                            717,990
    25,400   Wal-Mart Stores, Inc.                                   1,347,470
     2,700   Williams-Sonoma, Inc.*                                     93,879
                                                                 -------------
                                                                     4,857,690
                                                                 -------------

             SEMICONDUCTORS 11.4%
     3,100   Actel Corp.*                                               74,710
    37,500   Agere Systems, Inc.*                                      114,375
     9,600   Amkor Technology, Inc.*                                   174,816
    12,700   Analog Devices, Inc.*                                     579,755
    33,200   Applied Materials, Inc.*                                  745,340
    14,000   ASML Holding N.V.*                                        280,700
     8,600   Brooks Automation, Inc.*                                  207,862
    10,000   Cypress Semiconductor Corp.*                              213,600
     6,200   Emulex Corp.*                                             165,416
    10,800   Fairchild Semiconductor
             International, Inc.*                                      269,676
    35,700   Intel Corp.                                             1,149,540
     4,800   Intersil Corp.                                            119,280
     9,100   KLA-Tencor Corp.*                                         533,897
     6,800   Lam Research Corp.*                                       219,640

  Number
of Shares                                                               Value
---------                                                              --------

             SEMICONDUCTORS 11.4% (CONT'D.)
     6,800   Linear Technology Corp.                                 $ 286,076
     4,000   Marvell Technology Group Ltd.*                            151,720
     4,950   Microchip Technology, Inc.                                165,132
     4,700   Novellus Systems, Inc.*                                   197,635
    17,400   ON Semiconductor Corp.*                                   112,230
     4,300   PMC-Sierra, Inc.*                                          86,645
     6,100   QLogic Corp.*                                             314,760
     5,300   Silicon Laboratories, Inc.*                               229,066
     3,500   Varian Semiconductor
             Equipment Associates, Inc.*                               152,915
                                                                 -------------
                                                                     6,544,786
                                                                 -------------

             TELECOMMUNICATIONS 3.9%
     5,000   ADTRAN, Inc.                                              155,000
     8,100   Advanced Fibre
             Communications, Inc.*                                     163,215
    11,200   America Movil S.A. ADR                                    306,208
     7,900   American Tower Corp.*                                      85,478
    13,900   CenturyTel, Inc.                                          453,418
    18,300   China Unicom Limited ADR                                  170,922
    26,600   Nokia Oyj ADR                                             452,200
     7,900   Polycom, Inc.*                                            154,208
     2,900   Scientific-Atlanta, Inc.                                   79,170
     6,800   UTStarcom, Inc.*                                          252,076
                                                                 -------------
                                                                     2,271,895
                                                                 -------------

             TRANSPORTATION 2.4%
     6,400   J.B. Hunt Transport Services, Inc.*                       172,864
    16,100   Rent-A-Center, Inc.*                                      481,068
     7,900   United Parcel Service, Inc., Class B                      588,945
     6,700   United Rentals, Inc.*                                     129,042
                                                                 -------------
                                                                     1,371,919
                                                                 -------------

             Total Common Stocks
             (cost $47,029,798)                                     54,802,215
                                                                 -------------

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--------------------------------------------------------------------------------
GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2003


Principal
  Amount                                                                Value
---------                                                              --------

             SHORT-TERM INVESTMENT 5.3%

 $3,034,305  UMB Bank, n.a., Money Market
             Fiduciary, Demand Deposit, 0.3%
             (cost $3,034,305)                                      $3,034,305
                                                                 -------------

             Total Investments 100.1%
             (cost $50,064,103)                                     57,836,520

             Liabilities less Other Assets (0.1)%                     (18,196)
                                                                 -------------

             Net Assets 100.0%                                     $57,818,324
                                                                 =============

             *  Non-income producing security

                See notes to financial statements.

[LOGO] AQUINAS FUNDS

--------------------------------------------------------------------------------
SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003


  Number
of Shares                                                               Value
---------                                                              --------

             COMMON STOCKS 98.4%
             ADVERTISING 1.1%
     1,600   Getty Images, Inc.*                                       $80,208
                                                                 -------------

             AIRLINES 1.3%
     1,900   Mesa Air Group, Inc.*                                      23,788
     5,300   Pinnacle Airlines Corp.*                                   73,617
                                                                 -------------
                                                                        97,405
                                                                 -------------

             APPAREL 1.5%
     2,200   Quicksilver, Inc.*                                         39,006
     4,200   Too, Inc.*                                                 70,896
                                                                 -------------
                                                                       109,902
                                                                 -------------

             AUTO MANUFACTURERS 1.5%
     3,800   Wabash Nation Corp.*                                      111,340
                                                                 -------------

             BIOTECHNOLOGY 1.8%
       900   ICOS Corp.*                                                37,152
     1,400   Martek Biosciences Corp.*                                  90,958
                                                                 -------------
                                                                       128,110
                                                                 -------------

             BUSINESS SERVICES 7.9%
     2,200   The Corporate Executive Board Co.*                        102,674
     2,900   Global Imaging Systems, Inc.*                              92,075
     6,100   Labor Ready, Inc.*                                         79,910
    12,000   MPS Group, Inc.*                                          112,200
     4,800   Tetra Tech, Inc.*                                         119,328
     4,500   Wireless Facilities, Inc.*                                 66,870
                                                                 -------------
                                                                       573,057
                                                                 -------------

             CASINO HOTELS 0.5%
     1,100   Station Casinos, Inc.                                      33,693
                                                                 -------------

             CASINO SERVICES 1.7%
     5,100   Alliance Gaming Corp.*                                    125,715
                                                                 -------------

             CHEMICALS 1.0%
     1,000   Cabot Microelectronics Corp.*                              49,000
       800   OM Group, Inc.*                                            20,952
                                                                 -------------
                                                                        69,952
                                                                 -------------


  Number
of Shares                                                               Value
---------                                                              --------

             COAL 2.1%
     2,700   Arch Coal, Inc.                                          $ 84,159
     2,700   CONSOL Energy, Inc.                                        69,930
                                                                 -------------
                                                                       154,089
                                                                 -------------

             COMPUTER - MEMORY DEVICES 0.5%
     2,500   Dot Hill Systems Corp.*                                    37,875
                                                                 -------------

             COMPUTER - RETAIL 1.0%
     3,800   Insight Enterprises, Inc.*                                 71,440
                                                                 -------------

             COMPUTER SERVICES 3.3%
     2,500   Anteon International Corp.*                                90,125
     2,000   CACI International, Inc.*                                  97,240
     2,200   NetScreen Technologies, Inc.*                              54,450
                                                                 -------------
                                                                       241,815
                                                                 -------------

             COMPUTER SOFTWARE 2.2%
     1,700   National Instruments Corp.                                 77,299
     2,000   Open Text Corp.*                                           38,340
     4,400   SkillSoft PLC*                                             38,060
       300   Verint Systems, Inc.*                                       6,768
                                                                 -------------
                                                                       160,467
                                                                 -------------

             CONSUMER PRODUCTS 2.1%
     6,700   Helen of Troy Ltd.*                                       155,105
                                                                 -------------

             DIVERSIFIED FINANCIAL SERVICES 1.2%
     2,600   Jefferies Group, Inc.                                      85,852
                                                                 -------------

             DIVERSIFIED MANUFACTURING 0.5%
     1,100   Actuant Corp.*                                             39,820
                                                                 -------------

             DRUGS 7.1%
     1,500   Able Laboratories, Inc.*                                   27,105
     2,000   Cubist Pharmaceuticals, Inc.*                              24,320
     1,300   Eon Labs, Inc.*                                            66,235
     1,400   K-V Pharmaceutical Co.*                                    35,700
     2,300   Medicis Pharmaceutical Corp.,
             Class A                                                   163,990

[LOGO] AQUINAS FUNDS

--------------------------------------------------------------------------------
SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2003


  Number
of Shares                                                               Value
---------                                                              --------

             DRUGS 7.1% (CONT'D.)
     2,100   Pharmaceuticals Resources, Inc.*                         $136,815
     1,000   Taro Pharmaceuticals
             Industries Ltd.*                                           64,500
                                                                 -------------
                                                                       518,665
                                                                 -------------

             E-MARKETING 1.6%
       900   Digital River, Inc.*                                       19,890
    10,000   Digitas, Inc.*                                             93,200
                                                                 -------------
                                                                       113,090
                                                                 -------------

             EDUCATION 3.0%
       800   Corinthian Colleges, Inc.*                                 44,448
     2,200   Education Management Corp.*                                68,288
     1,400   ITT Educational Services, Inc.*                            65,758
       400   Strayer Education, Inc.                                    43,532
                                                                 -------------
                                                                       222,026
                                                                 -------------

             ELECTRONICS 5.6%
     4,200   Actel Corp.*                                              101,220
     4,200   Benchmark Electronics, Inc.*                              146,202
     2,300   FLIR Systems, Inc.*                                        83,950
     2,610   Nam Tai Electronics, Inc.                                  73,289
                                                                 -------------
                                                                       404,661
                                                                 -------------

             ENTERPRISE SOFTWARE 0.3%
     1,300   Packeteer, Inc.*                                           22,074
                                                                 -------------

             HEALTH CARE PRODUCTS 2.3%
     1,800   The Cooper Companies, Inc.                                 84,834
     1,300   Gen-Probe, Inc.*                                           47,411
     1,200   NBTY, Inc.*                                                32,232
                                                                 -------------
                                                                       164,477
                                                                 -------------

             FINANCIAL SERVICES 0.8%
     4,000   Knight Trading Group, Inc.*                                58,560
                                                                 -------------

             HEALTH CARE SERVICES 5.9%
       900   AMERIGROUP Corp.*                                          38,385
    12,900   Beverly Enterprises, Inc.*                                110,811


  Number
of Shares                                                               Value
---------                                                              --------

             HEALTH CARE SERVICES 5.9% (CONT'D.)
     2,200   Centene Corp.*                                           $ 61,622
     3,200   Inveresk Research Group, Inc.*                             79,136
     1,500   Odyssey Healthcare, Inc.*                                  43,890
     2,500   Province Healthcare Co.*                                   40,000
     1,700   United Surgical Partners
             International, Inc.*                                       56,916
                                                                 -------------
                                                                       430,760
                                                                 -------------

             INTERNET FINANCIAL SERVICES 0.6%
     1,900   eSPEED, Inc.*                                              44,479
                                                                 -------------

             INTERNET INFRASTRUCTURE
             EQUIPMENT 0.8%
     1,500   Avocent Corp.*                                             54,780
                                                                 -------------

             INTERNET - ENTERTAINMENT 1.1%
     1,500   Netflix, Inc.*                                             82,035
                                                                 -------------

             INTERNET SECURITY 0.5%
     1,300   Websense, Inc.*                                            38,012
                                                                 -------------

             MACHINERY - CONSTRUCTION
             AND MINING 1.1%
     3,100   Joy Global, Inc.                                           81,065
                                                                 -------------

             MACHINERY - DIVERSIFIED 0.9%
       950   Zebra Technologies Corp., Class A*                         63,051
                                                                 -------------

             MEDIA 4.0%
     5,600   Cumulus Media, Inc., Class A*                             123,200
     3,400   Lin TV Corp., Class A*                                     87,754
     4,100   Radio One, Inc., Class D*                                  79,130
                                                                 -------------
                                                                       290,084
                                                                 -------------

             MEDICAL IMAGING SYSTEMS 0.1%
       400   CTI Molecular Imaging, Inc.*                                6,764
                                                                 -------------

             NETWORKING PRODUCTS 0.6%
     2,200   Polycom, Inc.*                                             42,944
                                                                 -------------

[LOGO] AQUINAS FUNDS

--------------------------------------------------------------------------------
SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2003


  Number
of Shares                                                               Value
---------                                                              --------

             OIL AND GAS 4.5%
     2,200   Evergreen Resources, Inc.*                               $ 71,522
     2,100   Forest Oil Corp.*                                          59,997
     1,800   Patina Oil & Gas Corp.                                     88,182
     1,100   Tom Brown, Inc.*                                           35,475
     2,900   Ultra Petroleum Corp.*                                     71,398
                                                                 -------------
                                                                       326,574
                                                                 -------------

             PERSONAL SERVICES 1.0%
     1,800   Bright Horizons Family
             Solutions, Inc.*                                           75,600
                                                                 -------------

             RADIO 0.5%
     1,300   Emmis Communications Corp.,
             Class A*                                                   35,165
                                                                 -------------

             RENTAL - AUTO/EQUIPMENT 1.3%
     1,800   Aaron Rents, Inc.                                          36,234
     3,000   United Rentals, Inc.*                                      57,780
                                                                 -------------
                                                                        94,014
                                                                 -------------

             RETAIL 2.5%
     2,000   AnnTaylor Stores Corp.*                                    78,000
     1,000   Applebee's International, Inc.                             39,270
     2,100   Fred's, Inc.                                               65,058
                                                                 -------------
                                                                       182,328
                                                                 -------------

             SEMICONDUCTORS 16.3%
     4,800   ASE Test Ltd.*                                             71,856
     7,100   Asyst Technologies, Inc.*                                 123,185
     4,100   Axcelis Technologies, Inc.*                                41,902
     4,900   Brooks Automation, Inc.*                                  118,433
     1,400   Emulex Corp.*                                              37,352
     4,500   Entegris, Inc.*                                            57,825
     5,100   Microsemi, Corp.*                                         125,358

  Number
of Shares                                                               Value
---------                                                              --------

             SEMICONDUCTORS 16.3% (CONT'D.)
     2,000   OmniVision Technologies, Inc.*                          $ 110,500
     5,300   ON Semiconductor Corp.*                                    34,185
     4,000   Power Integrations, Inc.*                                 133,840
     2,500   Rudolph Technologies, Inc.*                                61,350
     3,200   Sigmatel, Inc.*                                            78,976
     1,700   Silicon Laboratories, Inc.*                                73,474
     2,700   Varian Semiconductor Equipment
             Associates, Inc.*                                         117,963
                                                                 -------------
                                                                     1,186,199
                                                                 -------------

             STEEL - PRODUCERS 0.7%
       900   Schnitzer Steel Industries, Inc.                           54,450
                                                                 -------------

             TELECOMMUNICATIONS
             EQUIPMENT 0.8%
     3,700   Arris Group, Inc.*                                         26,788
     5,300   Westell Technologies, Inc.*                                33,443
                                                                 -------------
                                                                        60,231
                                                                 -------------

             THERAPEUTICS 0.6%
     1,000   MGI Pharma, Inc.*                                          41,150
                                                                 -------------
             WASTE MANAGEMENT 1.2%
     1,900   Stericycle, Inc.*                                          88,730
                                                                 -------------

             WIRELESS EQUIPMENT 1.5%
     3,400   American Tower Corp., Class A*                             36,788
     9,500   Powerwave Technologies, Inc.*                              72,675
                                                                 -------------
                                                                       109,463
                                                                 -------------

             Total Common Stocks
             (cost $6,036,689)                                       7,167,276
                                                                 -------------

[LOGO] AQUINAS FUNDS

--------------------------------------------------------------------------------
SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 2003


Principal
  Amount                                                                Value
---------                                                              --------

             SHORT-TERM INVESTMENT 2.6%

  $191,077   UMB Bank, n.a., Money Market
             Fiduciary, Demand Deposit, 0.27%
             (cost $191,077)                                          $191,077
                                                                 -------------

             Total Investments 101.0%
             (cost $6,227,765)                                       7,358,353

             Liabilities less Other Assets (1.0)%                     (75,675)
                                                                 -------------

             Net Assets 100.0%                                      $7,282,678
                                                                 =============

       *  Non-income producing security

          See notes to financial statements.

[LOGO] AQUINAS FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003





                                                      FIXED INCOME           VALUE               GROWTH            SMALL-CAP
                                                          FUND                FUND                FUND                FUND
                                                          ----                ----                ----                ----
ASSETS:
 Investments at value (cost $43,444,872,
     $34,866,871, $50,064,103 and
     $6,227,765, respectively)                        $44,577,319         $40,391,346         $57,836,520          $7,358,353
 Receivable for securities sold                         2,393,922             160,671             180,189              39,706
 Interest and dividends receivable                        493,574              55,225              31,181                 595
 Capital shares receivable                                179,879               8,946             232,274               3,160
 Prepaid expenses                                          11,835               9,953              11,620               8,582
                                                    -------------       -------------       -------------       -------------

     Total Assets                                      47,656,529          40,626,141          58,291,784           7,410,396
                                                    -------------       -------------       -------------       -------------

LIABILITIES:
 Payable for securities purchased                       2,508,986              14,954             363,203             102,860
 Dividend payable                                         173,306                   -                   -                   -
 Capital shares payable                                   148,026              69,768               6,924               6,920
 Accrued expenses                                          52,673              38,988              58,922              16,927
 Accrued investment advisory fee                           13,345              32,569              44,411               1,011
                                                    -------------       -------------       -------------       -------------

     Total Liabilities                                  2,896,336             156,279             473,460             127,718
                                                    -------------       -------------       -------------       -------------

NET ASSETS                                            $44,760,193         $40,469,862         $57,818,324          $7,282,678
                                                    =============       =============       =============       =============

NET ASSETS CONSIST OF:
 Capital stock                                               $440                $398                $424                $132
 Paid-in-capital in excess of par                      43,685,195          43,620,535          60,787,747           8,048,741
 Undistributed net investment income                     (78,323)                 152                   -                   -
 Undistributed net realized gain (loss)
     on investments                                        20,434         (8,675,698)        (10,742,264)         (1,896,783)
 Net unrealized appreciation
     on investments                                     1,132,447           5,524,475           7,772,417           1,130,588
                                                    -------------       -------------       -------------       -------------

NET ASSETS                                            $44,760,193         $40,469,862         $57,818,324          $7,282,678
                                                    =============       =============       =============       =============

 CAPITAL STOCK, $.0001 PAR VALUE:
 Authorized                                           125,000,000         125,000,000         125,000,000         125,000,000
 Issued and outstanding                                 4,407,345           3,980,673           4,256,920           1,324,140

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                                   $10.16              $10.17              $13.58               $5.50
                                                           ======              ======              ======              ======


See notes to financial statements.

[LOGO] AQUINAS FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                   FIXED INCOME   VALUE     GROWTH     SMALL-CAP
                                       FUND        FUND      FUND        FUND
                                       ----        ----      ----        ----
INVESTMENT INCOME:
  Interest                        $2,065,178      $2,520     $12,742      $1,271
  Dividends (net of foreign
     withholding tax of $0, $1,306,
     $1,285 and $0, respectively)          -     648,462     450,374      14,121
                                  ----------  ----------  ----------  ----------
                                   2,065,178     650,982     463,116      15,392
EXPENSES:
  Investment advisory fees           279,615     361,671     526,766      77,097
  Administration and fund
     accounting fees                  84,448      65,537      95,453      11,176
  Shareholder servicing fees          79,753      73,327     109,965      42,649
  Professional fees                   38,578      29,157      42,396       5,253
  State registration fees             19,734      17,930      20,579      12,659
  Custody fees                        13,420      10,551      13,318      13,713
  Reports to shareholders             10,954       8,480      11,578       1,379
  Directors' fees                      4,355       2,939       4,489         561
  Distribution fees                        -           -           -      15,419
  Other                               27,630       6,319       9,665       4,687
                                  ----------  ----------  ----------  ----------
  Total expenses before waiver       558,487     575,911     834,209     184,593
  Waiver of fees                    (92,461)    (33,518)    (44,060)    (64,321)
                                  ----------  ----------  ----------  ----------

     Net Expenses                    466,026     542,393     790,149     120,272
                                  ----------  ----------  ----------  ----------

NET INVESTMENT INCOME (LOSS)       1,599,152     108,589   (327,033)   (104,880)
                                  ----------  ----------  ----------  ----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss)
     on investments                1,341,260 (1,034,644) (1,554,167)     672,797
  Change in unrealized
     appreciation/depreciation
     on investments                (735,354)  10,185,640  11,866,559   1,119,828
                                  ----------  ----------  ----------  ----------

  Net gain on investments            605,906   9,150,996  10,312,392   1,792,625
                                  ----------  ----------  ----------  ----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS         $2,205,058  $9,259,585  $9,985,359  $1,687,745
                                  ==========  ==========  ==========  ==========

See notes to financial statements.

[LOGO] AQUINAS FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



                                     FIXED INCOME                VALUE                     GROWTH                  SMALL-CAP
                                         FUND                     FUND                      FUND                      FUND
                                         ----                     ----                      ----                      ----

                                  Year         Year        Year         Year          Year        Year          Year        Year
                                  ended       ended        ended       ended         ended        ended        ended        ended
                                Dec. 31,     Dec. 31,    Dec. 31,     Dec. 31,      Dec. 31,    Dec. 31,      Dec. 31,    Dec. 31,
                                  2003         2002        2003         2002          2003        2002          2003        2002
                                --------     --------    --------     --------      --------    --------      --------    --------

OPERATIONS:
  Net investment
     income (loss)            $1,599,152   $2,406,984     $108,589      $42,155   $(327,033)   $(451,899)   $(104,880)   $(100,728)
  Net realized gain (loss)
     on investments            1,341,260       97,122  (1,034,644)  (4,012,780)  (1,554,167)  (5,096,569)      672,797  (1,345,745)
  Change in unrealized
     appreciation/depreciation
     on investments            (735,354)      884,969   10,185,640  (5,526,638)   11,866,559  (8,688,495)    1,119,828    (774,785)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net Increase (Decrease)
     in Net Assets
     Resulting from Operations 2,205,058    3,389,075    9,259,585  (9,497,263)    9,985,359 (14,236,963)    1,687,745  (2,221,258)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

DISTRIBUTIONS OF:
  Net investment income      (1,798,718)  (2,403,199)    (108,437)     (42,136)            -            -            -            -
  Net realized gains           (710,222)    (245,625)            -            -            -            -            -            -
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
     Total Distributions     (2,508,940)  (2,648,824)    (108,437)     (42,136)            -            -            -            -
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                  5,245,142    5,397,012    4,279,006    4,986,971    8,425,645   10,969,957    1,368,440    2,235,588
  Shares issued to holders
     in reinvestment of
     distributions             2,443,676    2,573,526      107,096       41,260            -            -            -            -
  Shares redeemed           (10,312,399) (10,279,758)  (6,850,571)  (6,860,936)  (9,366,012)  (8,920,862)  (1,192,436)    (803,468)
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) (2,623,581)  (2,309,220)  (2,464,469)  (1,832,705)    (940,367)    2,049,095      176,004    1,432,120
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
IN NET ASSETS                (2,927,463)  (1,568,969)    6,686,679 (11,372,104)    9,044,992 (12,187,868)    1,863,749    (789,138)

NET ASSETS:
  Beginning of year           47,687,656   49,256,625   33,783,183   45,155,287   48,773,332   60,961,200    5,418,929    6,208,067
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  End of year                $44,760,193  $47,687,656  $40,469,862  $33,783,183  $57,818,324  $48,773,332   $7,282,678   $5,418,929
                             ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========


See notes to financial statements.

[LOGO] AQUINAS FUNDS



------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                FIXED INCOME FUND                                    VALUE FUND
                                 -----------------------------------------------   -----------------------------------------------

                                             Year Ended December 31,                           Year Ended December 31,
                                  2003      2002      2001       2000     1999      2003      2002      2001      2000      1999
                                 -------   -------   -------    -------  -------   -------   -------   -------   -------   -------
Net Asset Value,
  Beginning of Year               $10.23    $10.07   $  9.73     $9.47    $10.18     $7.95    $10.22    $10.91    $11.34    $13.21

Income (Loss) from Investment
Operations:
  Net investment income             0.35      0.50      0.55      0.58      0.53      0.03      0.01         -      0.17      0.21
  Net realized and unrealized
     gains (losses)
     on investments                 0.14      0.21      0.34      0.25    (0.71)      2.22    (2.27)    (0.69)    (0.31)    (0.09)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
     Total from Investment
        Operations                  0.49      0.71      0.89      0.83    (0.18)      2.25    (2.26)    (0.69)    (0.14)      0.12
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

Less Distributions:
  Dividends from net
     investment income            (0.40)    (0.50)    (0.55)    (0.57)    (0.53)    (0.03)    (0.01)         -    (0.16)    (0.20)
  Distributions from
     net realized gains           (0.16)    (0.05)         -         -         -         -         -         -    (0.13)    (1.79)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
     Total Distributions          (0.56)    (0.55)    (0.55)    (0.57)    (0.53)    (0.03)    (0.01)         -    (0.29)    (1.99)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

Net Asset Value, End of Year      $10.16    $10.23    $10.07     $9.73   $  9.47    $10.17   $  7.95    $10.22    $10.91    $11.34
                                ========  ========  ========  ========  ========  ========  ========  ========  ========  ========

Total Return                       4.90%     7.29%     9.33%     9.11%   (1.86)%    28.29%  (22.11)%   (6.29)%   (1.19)%     1.12%

Supplemental Data and Ratios:
  Net assets, end of year
     (in thousands)              $44,760   $47,688   $49,256   $45,070   $42,154   $40,470   $33,783   $45,155   $54,972   $57,813
Ratio to Average Net Assets of:
  Expenses, net of waivers         1.00%     1.00%     1.00%     1.00%     1.00%     1.50%     1.50%     1.49%     1.42%     1.38%
  Expenses, before waivers         1.20%     1.12%     1.09%     1.07%     1.02%     1.59%     1.55%     1.49%     1.42%     1.38%
  Net investment income,
     net of waivers                3.43%     4.95%     5.43%     6.05%     5.37%     0.30%     0.11%     0.01%     1.53%     1.56%
  Net investment income,
     before waivers                3.23%     4.83%     5.34%     5.98%     5.35%     0.21%     0.06%     0.01%     1.53%     1.56%
Portfolio turnover rate             276%      168%      158%      152%      131%       70%       45%       64%       81%      100%


See notes to financial statements.

[LOGO] AQUINAS FUNDS



------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONT'D.)


                                                   GROWTH FUND                                    SMALL-CAP FUND(1)
                                 -----------------------------------------------   -----------------------------------------------

                                             Year Ended December 31,                           Year Ended December 31,
                                  2003      2002      2001       2000     1999      2003      2002      2001      2000      1999
                                 -------   -------   -------    -------  -------   -------   -------   -------   -------   -------
Net Asset Value,
  Beginning of Year               $11.26    $14.61    $17.41    $19.48    $17.57     $4.21     $6.08     $6.85    $10.40    $11.34

Income (Loss) from Investment
Operations:
  Net investment income (loss)    (0.08)    (0.10)    (0.12)    (0.13)    (0.14)    (0.08)    (0.08)    (0.08)      0.30      0.27
  Net realized and unrealized
     gains (losses) on
     investments                    2.40    (3.25)    (2.68)      0.63      4.20      1.37    (1.79)    (0.66)      0.03      0.17
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
     Total from Investment
        Operations                  2.32    (3.35)    (2.80)      0.50      4.06      1.29    (1.87)    (0.74)      0.33      0.44
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

Less Distributions:
  Dividends from net
     investment income                 -         -         -         -         -         -         -         -    (0.30)    (0.26)
  Distributions from net
     realized gains                    -         -         -    (2.57)    (2.15)         -         -    (0.03)    (3.58)    (1.12)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
     Total Distributions               -         -         -    (2.57)    (2.15)         -         -    (0.03)    (3.88)    (1.38)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

Net Asset Value, End of Year      $13.58    $11.26    $14.61    $17.41    $19.48     $5.50     $4.21     $6.08   $  6.85    $10.40
                                ========  ========  ========  ========  ========  ========  ========  ========  ========  ========

Total Return                      20.60%  (22.93)%  (16.08)%     2.48%    23.12%    30.64%  (30.76)%  (10.83)%     3.19%     4.06%

Supplemental Data and Ratios:
  Net assets, end of year
     (in thousands)              $57,818   $48,773   $60,961   $68,336   $59,867    $7,283    $5,419    $6,208    $6,416   $24,936
Ratio to Average Net Assets of:
  Expenses, net of waivers         1.50%     1.50%     1.50%     1.41%     1.41%     1.95%     1.95%     1.95%     1.52%     1.50%
  Expenses, before waivers         1.58%     1.54%     1.50%     1.41%     1.41%     2.99%     2.91%     2.81%     1.68%     1.53%
  Net investment income (loss),
     net of waivers              (0.62)%   (0.82)%   (0.81)%   (0.77)%   (0.83)%   (1.70)%   (1.76)%   (1.46)%     2.51%     2.39%
  Net investment income (loss),
     before waivers              (0.70)%   (0.86)%   (0.81)%   (0.77)%   (0.83)%   (2.74)%   (2.72)%   (2.32)%     2.35%     2.36%
Portfolio turnover rate             105%       94%       99%       95%       99%      161%      113%      102%      130%      118%


(1) Prior to November 1, 2000 the Small-Cap Fund was known as the "Balanced Fund" and it was designed to provide one vehicle for participating in the investment strategies of the Value Fund, Growth Fund and Fixed Income Fund.

     See notes to financial statements.

[LOGO] AQUINAS FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION
The Aquinas Funds, Inc. was incorporated on October 20, 1993 as a Maryland Corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940. The Fixed Income, Value, Growth and Small-Cap Funds (the "Funds") are separate, diversified portfolios of The Aquinas Funds, Inc. Prior to November 1, 2000, the Value Fund was known as the Equity Income Fund; the Growth Fund was known as the Equity Growth Fund and the Small-Cap Fund was known as the Balanced Fund. The Funds are managed by Aquinas Investment Advisers, Inc. (the "Adviser") and commenced operations on January 3, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation - Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions on the valuation date are valued at the latest reported bid price. Securities traded on only over-the-counter markets are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds' Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price or if the Adviser believes such price does not reflect fair value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates value.

b) Delayed Delivery Transactions - The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

c) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

d) Distributions to Shareholders - All of the Funds pay dividends of net investment income quarterly except the Fixed Income Fund and the Small-Cap Fund, which pay dividends from net investment income monthly and annually, respectively.

Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at December 31, 2003, reclassifications were recorded to increase (decrease) paid-in-capital in excess of par by $21,597, $19, $(327,033) and $(104,880); increase (decrease) undistributed net investment income by $93,249, $(19), $327,033 and $104,880 and increase (decrease) undistributed net realized gain by $(114,846), $0, $0 and $0 for the Fixed Income, Value, Growth and Small-Cap Funds, respectively.

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--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION:
At December 31, 2003, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

                               Fixed Income    Value       Growth     Small-Cap
                                   Fund         Fund        Fund         Fund
                                   ----         ----        ----         ----

Cost of Investments            $43,594,076  $35,008,455 $50,203,762   $6,231,909
                               ===========  =========== ===========  ===========
Appreciation                    $1,289,895   $6,595,772  $8,599,848   $1,260,646
Depreciation                     (306,652)  (1,212,881)   (967,090)    (134,202)
                               -----------  ----------- -----------  -----------
Net Appreciation (Depreciation)
  on Investments                  $983,243   $5,382,891  $7,632,758   $1,126,444
                               ===========  =========== ===========  ===========

As of December 31, 2003 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                               Fixed Income    Value       Growth     Small-Cap
                                   Fund         Fund        Fund         Fund
                                   ----         ----        ----         ----

Undistributed ordinary income      $59,390         $152           $-          $-
Undistributed long-term
  capital gains                     31,925            -            -           -
                               -----------  -----------  ----------- -----------
Tax accumulated earnings            91,315          152            -           -
Accumulated capital and
  other losses                           -  (8,534,114) (10,602,605) (1,892,639)
Unrealized appreciation
  (depreciation) on investments    983,243    5,382,891    7,632,758   1,126,444
                               -----------  -----------  ----------- -----------
Total accumulated
  earnings/(deficit)            $1,074,558 $(3,151,071) $(2,969,847)  $(766,195)
                               ===========  ===========  =========== ===========

The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The Value, Growth and Small-Cap Funds had accumulated capital loss carryforwards of $8,534,114, $10,384,119 and $1,892,639, respectively, of which $2,931,247, $0 and $0, respectively, expire in the year 2008, $189,469, $3,221,868 and $420,029, respectively, expire in the year 2009, $3,545,510, $5,269,689 and
$1,472,610, respectively, expire in the year 2010 and $1,867,888, $1,892,562 and
$0, respectively, expire in the year 2011. To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforward.

For the year ended December 31, 2003, the Growth Fund realized post-October losses of $218,486, which for tax purposes, are deferred and will be recognized in the following year.

[LOGO] AQUINAS FUNDS

--------------------------------------------------------------------------------
The tax character of distributions paid during the fiscal year ended December 31, 2003 and December 31, 2002 were as follows:

                                     Fixed Income                  Value                       Growth                 Small-Cap
                                         Fund                       Fund                        Fund                     Fund
                                         ----                       ----                        ----                     ----
                                   2003        2002         2003         2002        2003         2002        2003         2002
Distributions paid from:
  Ordinary income               $2,228,215   $2,403,199    $108,437      $42,136           -            -           -            -

  Net long-term capital gains      280,725      245,625           -            -           -            -           -            -
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
Total taxable distributions      2,508,940    2,648,824     108,437       42,136           -            -           -            -


  Tax return of capital                  -            -           -            -           -            -           -            -
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

Total distributions paid        $2,508,940   $2,648,824    $108,437      $42,136           -            -           -            -
                               ===========  =========== ===========  =========== ===========  =========== ===========  ===========



For the year ended December 31, 2003, 100% of dividends paid from net investment income, including net short-term capital gains, qualifies for the dividends received deduction available to corporate shareholders of the Value Fund. For the year ended December 31, 2003, the Fixed Income Fund designates $280,725 as long-term capital gains for purposes of the dividends paid deduction. For the year ended December 31, 2003, 100% of dividends paid from net investment income from the Value Fund are designated as qualified dividend income (unaudited).

e) Expenses - Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

f) Other - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend and interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using the level yield to maturity method.

3. INVESTMENT ADVISORY AGREEMENT
Each Fund has entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement for the year ended December 31, 2003, the Funds paid the Adviser a fee, computed daily and payable monthly, at the annual rate of the following percentages of average daily net assets: 0.60% for the Fixed Income Fund; 1.00% for the Value and Growth Funds; and 1.25% for the Small-Cap Fund.

The Adviser voluntarily agreed to reimburse its management fee to the extent that total annual operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceeded 1.00% of the average daily net assets of the Fixed Income Fund, 1.50% of the average daily net assets of the Value and Growth Funds, and 1.95% of the average daily net assets of the Small-Cap Fund, respectively, computed on a daily basis. For the year ended December 31, 2003, expenses of $92,461, $33,518, $44,060 and $64,321 were waived by the Adviser in the Fixed Income, Value, Growth and Small-Cap Funds, respectively.

4. SERVICE AND DISTRIBUTION PLAN
The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets. The Fixed Income, Value and Growth Funds have paid no 12b-1 fees in 2003.

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--------------------------------------------------------------------------------
5.CAPITAL SHARE TRANSACTIONS
  Transactions in shares of the Funds for the year ended December 31, 2003, were as follows:

                               Fixed Income    Value       Growth     Small-Cap
                                   Fund         Fund        Fund         Fund
                                   ----         ----        ----         ----

 Shares sold                       508,911      494,320     693,422      286,142
 Shares issued to holders in
  reinvestment of distributions    237,692       11,908           -            -
 Shares redeemed               (1,000,781)    (774,452)   (766,367)    (249,602)
                               -----------  ----------- -----------  -----------
  Net Increase (Decrease)        (254,178)    (268,224)    (72,945)       36,540
                               ===========  =========== ===========  ===========

  Transactions in shares of the Funds for the year ended December 31, 2002, were as follows:

                               Fixed Income    Value       Growth     Small-Cap
                                   Fund         Fund        Fund         Fund
                                   ----         ----        ----         ----

 Shares sold                       539,444      554,449     859,520      415,642
 Shares issued to holders in
  reinvestment of distributions    256,989        5,236           -            -
 Shares redeemed               (1,026,267)    (727,004)   (703,407)    (148,560)
                               -----------  ----------- -----------  -----------
  Net Increase (Decrease)        (229,834)    (167,319)     156,113      267,082
                               ===========  =========== ===========  ===========

6. INVESTMENT TRANSACTIONS
   The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended December 31, 2003, were as follows:

                               Fixed Income    Value       Growth     Small-Cap
                                   Fund         Fund        Fund         Fund
                                   ----         ----        ----         ----

 Purchases
  U.S. Government              $31,425,220            -           -            -
  Other                         93,215,304  $24,612,378 $52,719,451   $9,619,236
 Sales
  U.S. Government               31,093,716            -           -            -
  Other                         95,427,224   26,846,548  54,899,436    9,303,978

[LOGO] AQUINAS FUNDS

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Aquinas Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aquinas Funds, Inc. (the "Company"), comprising the Aquinas Fixed Income Fund, Aquinas Value Fund, Aquinas Growth Fund, and Aquinas Small-Cap Fund as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Company's financial highlights for the periods ended prior to December 31, 2002, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated January 25, 2002.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Company's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Aquinas Funds, Inc. as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP
Milwaukee, WI
February 18, 2004

[LOGO] AQUINAS FUNDS



------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED PERSONS

                                                                                                    Portfolios
                                               Term of Office     Principal                         in Complex       Other
                              Position(s)      and Length of      Occupation(s)                     Overseen         Directorships
Name, Address, and Age        Held with Fund   Time Served        During Past 5 Years               by Director      Held
------------------------------------------------------------------------------------------------------------------------------------
Charles Clark                 Director         Indefinite,        Mr. Clark is President and              4         None
5310 Harvest Hill Road                         until successor    Chief Operating Officer of
Suite 248                                      elected            Olmsted-Kirk Paper Company
Dallas, Texas 75230                                               since March 1963.
Age: 65                                        Since 1994

                              Secretary        2 years
------------------------------------------------------------------------------------------------------------------------------------
Michael R. Corboy             Director         Indefinite,        Mr. Corboy is President of              4         Tipping-
5310 Harvest Hill Road                         until successor    Corboy Investment Company,                        point
Suite 248                                      elected            a private investment company
Dallas, Texas 75230                                               since December 1991.
Age: 73                                        Since 1994
------------------------------------------------------------------------------------------------------------------------------------
Levy Curry                    Director         Indefinite,        Mr. Curry has been Director of          4         None
5310 Harvest Hill Road                         until successor    Compensation and Benefits for
Suite 248                                      elected            7-11 Inc., a national convenience
Dallas, Texas 75230                                               store chain, since September 2001.
Age: 56                                        4 years            Mr. Curry was Senior Manager,
                                                                  Human Resources Strategic Group,
                                                                  of Deloitte & Touche LLP from
                                                                  1998 through August 2001. Prior
                                                                  thereto he served as Vice President,
                                                                  Human Resources, for Paging
                                                                  Network Inc. (Pagenet), a wireless
                                                                  messaging company.
------------------------------------------------------------------------------------------------------------------------------------
Sister Imelda Gonzalez, CDP   Director         Indefinite,        Sister Gonzalez is a member of          4         None
5310 Harvest Hill Road                         until successor    the Congregation of Divine
Suite 248                                      elected            Providence religious community.
Dallas, Texas 75230                                               Sister Gonzalez was a member
Age: 64                                        7 years            of the staff of the National
                                                                  Association of Treasurer of
                                                                  Religious Institutions, Silver
                                                                  Spring, Maryland, from 1997
                                                                  through April 2001.
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Marquez             Director         Indefinite,        Mr. Marquez has been a                  4         Carrington
5310 Harvest Hill Road                         until successor    self-employed private investor                    Labs
Suite 248                                      elected            since 1990.
Dallas, Texas 75230
Age: 65                                        Since 1994
------------------------------------------------------------------------------------------------------------------------------------


[LOGO] AQUINAS FUNDS



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DIRECTORS AND OFFICERS (CONTINUED)
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DISINTERESTED PERSONS (CONTINUED)

                                                                                                    Portfolios
                                               Term of Office     Principal                         in Complex       Other
                              Position(s)      and Length of      Occupation(s)                     Overseen         Directorships
Name, Address, and Age        Held with Fund   Time Served        During Past 5 Years               by Director      Held
------------------------------------------------------------------------------------------------------------------------------------
John L. Strauss               Director         Indefinite,        Mr. Strauss retired from                4          None
5310 Harvest Hill Road                         until successor    Clover Partners, LP, a money
Suite 248                                      elected            management hedge fund in 2003.
Dallas, Texas 75230                                               Mr. Strauss was a principal of
Age: 64                                        Since 1994         Barrow, Hanley, Mewhinney &
                                                                  Strauss, an investment advisory
                                                                  firm from 1979 until his
                                                                  retirement in January 1998.
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INTERESTED PERSONS
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Richard Lenart                Vice President   2 years            Mr. Lenart is Vice President of        N/A         N/A
5310 Harvest Hill Road                                            Aquinas Investment Advisers, Inc.
Suite 248                                      1 year             and joined the firm in November
Dallas, Texas 75230                                               2001. Prior thereto he served as
Age: 37                                                           Mutual Funds Manager for 1st
                                                                  Global Capital.
------------------------------------------------------------------------------------------------------------------------------------
John Hughes                   Vice President   2 years            Mr. Hughes has been President          N/A         N/A
5310 Harvest Hill Road                                            of the Jesuit Preparatory School
Suite 248                                      3 years            Foundation since September 2003.
Dallas, Texas 75230                                               Formerly, Mr. Hughes was
Age: 57                                                           Executive Vice President and
                                                                  Treasurer of Citigroup Associates
                                                                  First Capital Corporation, where
                                                                  he was employed for over five years.
------------------------------------------------------------------------------------------------------------------------------------
Frank A. Rauscher             President, and   2 years            Mr. Rauscher has been the Chief        N/A         N/A
5310 Harvest Hill Road        Treasurer                           Operating Officer of Aquinas
Suite 248                                      6 years            Investment Advisers, Inc. since
Dallas, Texas 75230                                               August 1994 and Chief Executive
Age: 60                                                           Officer of the Adviser since
                                                                  May 1997.
------------------------------------------------------------------------------------------------------------------------------------


For additional information about the Directors and Officers or for a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-877-AQUINAS and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. After August 31, 2004 information on how the Funds voted proxies relating to portfolio securities during the twelve month period ending June 30, 2004 will be available on the Funds' website at www.aquinasfunds.com or the website of the Securities and Exchange Commission.

[LOGO]

THE AQUINAS FUNDS, INC.
P.O. Box 219533
Kansas City, MO 64121-9533
Telephone: 1-800-423-6369

This report is submitted for the general information of shareholders of The Aquinas Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds. The prospectus includes more complete information about management fees and expenses. Please read the prospectus carefully.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a code of ethics (the "Code") that applies to its principal executive officer and principal financial officer. A copy of the Code is filed as an exhibit to this Form N-CSR. During the period covered by this report, there were not any amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

While The Aquinas Funds, Inc. believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an "audit committee financial expert" as such term is defined by the Securities and Exchange Commission.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
      Fiscal year ended December 31, 2003 $44,800
      Fiscal year ended December 31, 2002 $43,500

(b) Audit-Related Fees. None.

(c) Tax Fees.
      Fiscal year ended December 31, 2003 $7,400
      Fiscal year ended December 31, 2002 $7,200

(d) All Other Fees.
      None.

(e)
      (1) The Registrant's audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

      (2) During 2003, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

(1) Code of Ethics - Filed as an attachment to this filing.

(2) Certifications required pursuant to Section 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aquinas Funds, Inc.

By:   /s/ Frank Rauscher
      ---------------------------
      Frank Rauscher
      Principal Executive Officer

Date: March 2, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Frank Rauscher
      ---------------------------
      Frank Rauscher
      Principal Executive Officer

Date: March 2, 2004


By:   /s/ Frank Rauscher
      ---------------------------
      Frank Rauscher
      Principal Financial Officer

Date: March 2, 2004